Investee Companies and Other Investments - Schedule of Changes in Investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Investments [Abstract]
Balance as at January 1	€ 31,772	€ 30,029
Dividend distribution	(3,817)	(374)
The Company’s share of income	11,062	4,012
Foreign currency translation adjustments	2,307	(1,895)
Balance as at December 31	€ 41,324	€ 31,772